Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expenses
	Six Months Ended June 30,
	2022	2021
Research and development	$-	$29,031
Sales and marketing	-	48,628
General and administrative	6,968	48,178
Total expense – shares issued for services	$6,968	$125,837

	Years Ended December 31,
	2021	2020
Research and development	$29,031	$57,469
Sales and marketing	98,331	60,219
General and administrative	71,449	24,083
Total expense – shares issued for services	$198,811	$141,771

Schedule of Fair Value of Option Grant of Weighted-average Assumptions

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Risk-free interest rate	N/A	0.21%
Expected life of the options	N/A	3.5 years
Expected volatility of the underlying stock	N/A	76.3%
Expected dividend rate	N/A	0%

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Risk-free interest rate	0.21%	0.51%
Expected life of the options	3.5 years	3.5 years
Expected volatility of the underlying stock	76.3%	70.7%
Expected dividend rate	0%	0%

Schedule of Options Outstanding and Exercisable

Options outstanding at June 30, 2022 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	333,333	$0.40	March 12, 2025
June 27, 2020	150,000	100,000	$0.40	June 27, 2025
January 1, 2021	450,000	300,000	$0.65	December 31, 2025
Total	1,100,000	583,333

Options outstanding at December 31, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	333,333	$0.40	March 12, 2025
June 27, 2020	150,000	100,000	$0.40	June 27, 2025
January 1, 2021	450,000	150,000	$0.65	December 31, 2025
Total	1,100,000	583,667

Schedule of Warrants Outstanding and Exercisable

Warrants outstanding at June 30, 2022 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
August 10, 2021	930,000	930,000	$1.25	August 9, 2024
February 23, 2022	14,854	14,854	$0.705	February 22, 2024
Total	1,026,647	1,026,647

Warrants outstanding at December 31, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
August 10, 2021	930,000	930,000	$1.25	August 9, 2024
Total	1,011,793	1,011,793